December 22, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E. Washington, DC 20549

Re:	Vanguard Wellington Fund (the “Trust”) File No. 2-11444

Commissioners:

Enclosed is the 120th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this Amendment is to add Vanguard Short-Term Tax-Exempt Bond ETF, a new series of the Trust.

Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have questions or comments concerning the enclosed Amendment, please contact me at anthony_coletta@vanguard.com.

Sincerely,

/s/ Anthony V. Coletta

Anthony V. Coletta Jr.

Assistant General Counsel

The Vanguard Group, Inc.

Enclosures

cc:	Lisa N. Larkin
                    U.S. Securities and Exchange Commission